Income tax	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Income tax
18.	Income tax
The major components of income tax expense for the years ended December 31, 2021, 2020 and 2019 are:

Recognised in profit or loss from continuing operations	2021	2020	2019
Current income tax
Current income tax charge	(12,091)	(2,118)	(2,921)
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position	1,922	2,167	(2,718)
Deferred tax
Relating to origination and reversal of temporary differences	3,658	(2,577)	(2,274)

Income tax expense reported in the consolidated statement of profit or loss and other comprehensive income	(6,511)	(2,528)	(7,913)

In January 2013, the Group created the consolidated group of taxpayers in accordance with the Tax code of the Russian Federation, under the Federal law of the Russian Federation of November 16, 2011 No.
321-FZ.
The existence of the consolidated group of taxpayers is subject to compliance with several conditions stated in the Tax code of the Russian Federation. The Group believes that these conditions were met as of December 31, 2021, 2020 and 2019. In 2014-2021, the consolidated group of taxpayers consisted of 20 subsidiaries of the Group, together with Mechel PAO, which is the responsible taxpayer under the agreement. Under the Federal law of the Russian Federation of August 3, 2018 No.
302-FZ,
the Russian legislation introduced a limitation for registration by the tax authorities of agreements on the establishment of consolidated group of taxpayers, changes to contracts related to the accession of new members of such groups, withdrawal of participants, the extension of the agreement on the established consolidated group of taxpayers and termination of the consolidated group of taxpayers by January 1, 2023.
For subsidiaries which are not included in the consolidated group of taxpayers, income taxes are calculated on an individual subsidiary basis. Deferred income tax assets and liabilities are recognised in the accompanying consolidated financial statements in the amount determined by the Group in accordance with IAS 12.
During 2019-2021, income tax was calculated at 20% of taxable profit in Russia and Kazakhstan,

at 25% in Austria, and at 32.1% in Germany. Amendments in the tax legislation of Switzerland resulted in the increase in tax rate from
10.5%-11%
to 12.53% since January 1, 2020.
Starting 2018 up to the date of disposal (Note 24), Elgaugol used a privilege and applied a 0% income tax rate due to fulfillment of conditions of the Regional investment project.
Starting from 2021, BMP, participant of the consolidated group of taxpayers, began to apply an investment tax deduction, which will potentially lead to decrease in income tax in 2022-2027. Utilization of investment tax deductions resulted in a reduction of the current income tax by RUB 325 million in 2021.

The r
e
conciliation between the income tax expense computed by applying the Russian enacted statutory tax rates to the income from continuing operations before tax and non-contr
o
lling
interest, to the income tax expense reported in the consolidated financial statements is as follows:

	Notes	2021	2020	2019
Profit (loss) before tax from continuing operations		89,130	(37,625)	18,988
Loss before tax from discontinued operations	24	—	(3,953)	(6,716)

Accounting profit (loss) before tax		89,130	(41,578)	12,272

Income tax (expense) benefit at statutory income tax rate of 20%		(17,826)	8,316	(2,454)

Adjustments:
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position		1,922	2,167	(2,718)
Change in unrecognized tax losses		10,680	(9,728)	(1,277)
Non-deductible expenses for tax purposes		(983)	(1,443)	(948)
Impairment of goodwill		—	(665)	(628)
Effect of restructuring and expense related to fines and penalties on reach of covenants in credit agreements		—	(16)	—
Effect of different tax rates		(298)	(1,172)	155
Change in tax rate		(6)	(5)	(117)

At the effective income tax rate of 7.3% ((6.1)% in 2020, 65.1% in 2019) income tax expense		(6,511)	(2,546)	(7,987)

Income tax expense reported in the consolidated statement of profit or loss and other comprehensive income from continuing operations		(6,511)	(2,528)	(7,913)
Income tax attributable to a discontinued operation	24	—	(18)	(74)

Total income tax expense		(6,511)	(2,546)	(7,987)

In 2021, The Group was able to utilise previously unrecognized tax losses due to significant tax profits generated by the consolidated group of taxpayers in the favorable market conditions.
Effect of different tax rates included the amount of RUB 642 million and RUB 49 million losses in 2020 and 2019, respectively, related to applying a privilege on income tax by Elgaugol up to date of disposal (Note 24).
The deferred tax balances were calculated by applying the currently enacted statutory income tax rate in each jurisdiction applicable to the period in which the temporary differences between the carrying amounts and tax base (both in respective local currencies) of assets and liabilities are expected to reverse.

The amounts r
e
ported in the accompanying consolidated financial statements consisted of the following:

	January 1, 2021	Tax (expense) benefit during the period recognised in profit or loss	Other	December 31, 2021
Deferred tax assets
Property, plant, equipment and right-of-use assets	398	(244)	—	154
Rehabilitation provision	951	(269)	—	682
Inventories	1,630	1,763	—	3,393
Trade and other receivables	251	514	—	765
Loans and borrowings	18	240	—	258
Lease liabilities	1,533	(62)	(5)	1,466
Other financial liabilities	412	(44)	—	368
Trade and other payables and other liabilities	944	(167)	(1)	776
Accumulated tax losses carry-forwards	5,355	(944)	(6)	4,405
Other	365	12	(15)	362

Deferred tax liabilities
Property, plant, equipment and right-of-use assets	(9,909)	467	25	(9,417)
Mineral licenses	(3,642)	97	—	(3,545)
Inventories	(952)	(85)	—	(1,037)
Trade and other receivables	(591)	85	(1)	(507)
Loans and borrowings	(2,645)	2,615	—	(30)
Trade and other payables and other liabilities	(330)	(320)	(2)	(652)

Deferred tax assets (liabilities), net	(6,212)	3,658	(5)	(2,559)

	January 1, 2020	Tax (expense) benefit during the period recognised in profit or loss	Disposals of subsidiaries	Other	December 31, 2020
Deferred tax assets
Property, plant, equipment and right-of-use assets	686	(291)	—	3	398
Rehabilitation provision	1,068	71	(188)	—	951
Inventories	1,679	(41)	(13)	5	1,630
Trade and other receivables	519	(268)	—	—	251
Loans and borrowings	360	(342)	—	—	18
Lease liabilities	2,577	(881)	(181)	18	1,533
Other financial liabilities	—	412	—	—	412
Trade and other payables and other liabilities	529	426	(12)	1	944
Accumulated tax losses carry-forwards	10,403	(2,345)	(2,723)	20	5,355
Other	111	133	(11)	132	365

Deferred tax liabilities
Property, plant, equipment and right-of-use assets	(17,805)	625	7,371	(100)	(9,909)
Mineral licenses	(6,141)	181	2,318	—	(3,642)
Inventories	(989)	42	—	(5)	(952)
Trade and other receivables	(774)	189	—	(6)	(591)
Loans and borrowings	(2,073)	(572)	—	—	(2,645)
Trade and other payables and other liabilities	(379)	87	6	(44)	(330)

Deferred tax assets (liabilities), net	(10,229)	(2,574)	6,567	24	(6,212)

	January 1, 2019	Adjustment on initial application of IFRS 16	January 1, 2019 adjusted for the effect of IFRS 16	Tax (expense) benefit during the period recognised in profit or loss	Other	December 31, 2019
Deferred tax assets
Property, plant, equipment and right-of-use assets	386	(86)	300	386	—	686
Rehabilitation provision	773	—	773	295	—	1,068
Inventories	1,716	—	1,716	(36)	(1)	1,679
Trade and other receivables	790	—	790	(269)	(2)	519
Loans and borrowings	320	—	320	40	—	360
Lease liabilities	843	651	1,494	1,087	(4)	2,577
Trade and other payables and other liabilities	869	—	869	(340)	—	529
Accumulated tax losses carry-forwards	13,623	—	13,623	(3,210)	(10)	10,403
Other	74	—	74	40	(3)	111

Deferred tax liabilities
Property, plant, equipment and right-of-use assets	(15,468)	(537)	(16,005)	(1,830)	30	(17,805)
Mineral licenses	(6,376)	—	(6,376)	235	—	(6,141)
Inventories	(834)	—	(834)	(160)	5	(989)
Trade and other receivables	(499)	—	(499)	(280)	5	(774)
Loans and borrowings	(3,898)	—	(3,898)	1,825	—	(2,073)
Trade and other payables and other liabilities	(337)	—	(337)	(71)	29	(379)

Deferred tax assets (liabilities), net	(8,018)	28	(7,990)	(2,288)	49	(10,229)

Recognised in the consolidated statement of financial position:

	December 31, 2021	December 31, 2020
Deferred tax assets	4,989	561
Deferred tax liabilities	(7,548)	(6,773)

Deferred tax liabilities, net	(2,559)	(6,212)

Reconciliation of deferred tax benefit (expense) during the period recognised in profit or loss is provided below:

Deferred tax (expense) benefit during the period	2021	2020	2019
Tax benefit (expense) attributable to continuing operation	3,658	(2,577)	(2,274)
Tax benefit (expense) attributable to discontinued operation	—	3	(14)

Tax benefit (expense) during the period recognised in profit or loss	3,658	(2,574)	(2,288)

The Group offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority.
For consolidated financial reporting purposes, the Group has not recognised deferred tax assets in the amount of RUB 28,312 million
(as of December 31, 2020: RUB

38,153
 million) on losses in the amount of RUB
139,987
 million
(as of December 31, 2020: RUB

191,411
 million) that are available to carry forward against future taxable income of the subsidiaries in which the losses arose. Deferred tax assets have not been recognised in respect of these losses as it is not probable that future taxable profit will be available for utilisation of such assets. Deferred tax assets on net operating loss carry forwards which are considered to be realisable in the future, are mostly related to the Russian subsidiaries. The calculated future taxable profit is sensitive to operational results.
A deferred tax liability of approximately RUB 639 million and RUB 566 million as of December 31, 2021 and 2020, respectively, has not been recognised for temporary differences related to the Group’s investment in foreign subsidiaries primarily as a result of unremitted earnings of consolidated subsidiaries, as it is the Group’s intention, generally, to reinvest such earnings permanently.
Similarly, a def
e
rred tax liability of approximately RUB 93 million and RUB 72 million as of December 31, 2021 and 2020, respectively, has not been recognised for temporary difference related to unremitted earnings of consolidated domestic subsidiaries as management believes the Group is able to control the timing of the reversal of these temporary differences and does not intend to reverse them in the foreseeable future.
Probable income tax risks of RUB 4,601 million and RUB 6,575 million as of December 31, 2021 and 2020, respectively, have been recorded in the Group’s consolidated financial statements. Due to changes in the Russian tax legislation effective from January 2017, calculation of the consolidated tax base of the consolidated group of taxpayers and the way to utilise
current losses and losses received in the previous tax periods (before January 2017) were changed. Due to the absence of official explanations of the regulatory authorities concerning changes, there is an uncertainty in the interpretation. The Group does not believe that any other material income tax matters exist relating to the Group, including current pending or future governmental claims and demands, which would require adjustment to the accompanying consolidated financial statements in order for those statements not to be materially misstated or misleading as of December 31, 2021.
Possible income tax risks of RUB 1,935 million and RUB 862 million as of December 31, 2021 and 2020, respectively, have not been recognised in the Group’s consolidated financial statements. Indemnity in the amount of RUB 1.9 billion was included in the purchase and sale agreement related to the Elga coal complex (Note 24) to address different interpretations of the tax law and regulations existed before the disposal date assessed by the management as possible for the income tax and other taxes risk.